Share-based Payments	6 Months Ended
Jun. 30, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
8. Share-based payments
The Company has six share-based payment plans for employees, directors and consultants. The share options granted will be settled in equity. If the Company determines, and at its discretion, an arrangement may be made under the 2020 Long-Term Incentive Plan to substitute the right to acquire shares with a cash alternative of equivalent value. Options granted under each of the six plans have a maximum life of 10 years.
As detailed in the table below, during the six months ended June 30, 2023, 2,695,639 share options were granted under the 2020 Long-Term Incentive Plan (six months ended June 30, 2022: 1,115,925 share options granted). Options granted under this plan will vest if the option holder remains under respective contract of employment or contract of service for the agreed vesting period. The share options granted in the period will vest over a period of up to four years.
The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to two years after vesting. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted until October 2, 2017, it is not possible to derive historical volatility from the Company’s ADSs prior to October 2017. For options with an estimated life of greater than five years, the underlying expected volatility was determined by using the average of the historical volatility of similar listed entities as a proxy. Options granted with an estimated life of five years or less, have been valued using the Company’s own historical volatility rates.

	Options granted on

	January 11, 2023	January 11, 2023	January 11, 2023
Vesting dates	January 11, 2024	January 11, 2024	January 11, 2024
	January 11, 2025	January 11, 2025	January 11, 2025
	January 11, 2026	January 11, 2026	January 11, 2026
	January 11, 2027	January 11, 2027	January 11, 2027
Volatility	97.11%	105.11%	116.33%
Dividend yield	0%	0%	0%
Risk-free investment rate	3.31%	3.34%	3.38%
Fair value of option at grant date	£0.87	£1.19	£1.19
Fair value of share at grant date	£1.23	£1.23	£1.23
Exercise price at date of grant	£1.23	£0.04	£0.04
Lapse date	January 11, 2033	January 11, 2033	—
Expected option life (years)	4.5	3.5	2.5
Number of options granted	1,774,176	655,425	219,163

	June 16, 2023	June 16, 2023
Vesting dates	June 16, 2024	June 16, 2024
Volatility	121.58%	124.98%
Dividend yield	0%	0%
Risk-free investment rate	4.98%	4.99%
Fair value of option at grant date	£0.56	£0.55
Fair value of share at grant date	£0.59	£0.59
Exercise price at date of grant	£0.04	£0.04
Lapse date	June 16, 2033	—
Expected option life (years)	2.0	1.0
Number of options granted	37,500	9,375
For the three months ended June 30, 2023, the Company recognized £1.1 million of share-based payment expense in the statement of operations (three months ended June 30, 2022: £1.2 million). For the six months ended June 30, 2023, the Company has recognized £2.2 million of share-based payment expense in the statement of operations (six months ended June 30, 2022: £2.7 million).